Cost of Sales	12 Months Ended
Dec. 31, 2017
Cost of Sales [abstract]
Cost of Sales

26. Cost of Sales

	Year ended December 31, 2017
	Caylloma	San Jose	Total
Direct mining costs	$35,476	$58,187	$93,663
Salaries and benefits	6,013	5,286	11,299
Workers' participation	1,545	5,805	7,350
Depletion and depreciation	9,175	32,929	42,104
Royalties	1,283	2,852	4,135
	$53,492	$105,059	$158,551

	Year ended December 31, 2016
	Caylloma	San Jose	Total
Direct mining costs	$32,047	$46,574	$78,621
Salaries and benefits	5,399	4,697	10,096
Workers' participation	973	4,742	5,715
Depletion and depreciation	7,958	24,759	32,717
Royalties	873	1,627	2,500
	$47,250	$82,399	$129,649